DIVIDEND NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividend Notes Payable
Dividends declared		$ 0	$ 0	$ 7,395,694
Payments to shareholders			$ 1,965,706
Interest rate dividend percentage	6.00%